Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Taxes
Schedule of income (loss) before income taxes

Income (loss) before income taxes consists of:

	Years Ended December 31,
	(Amount in Thousands)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Mainland China	400,776	846,584	686,188	107,677
Hong Kong	379,896	345,758	584,236	91,679
Cayman Islands	100,232	(1,811,849)	(66,140)	(10,379)
Others	87,071	34,188	93,758	14,714
Total	967,975	(585,319)	1,298,042	203,691

Schedule of Tax Expense (Benefit)

The tax expense (benefit) comprises:

	Years Ended December 31,
	(Amount in Thousands)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Current Tax	282,422	324,620	413,603	64,904
Deferred Tax	(62,397)	(66,160)	(119,663)	(18,778)
Total	220,025	258,460	293,940	46,126

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2019	2020	2021
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.04%	(0.33)%	0.18%
Effect of non-deductible settlement expenses	—	(78.12)%	0.40%
Effect of tax-free investment income	(1.37)%	1.47%	(0.57)%
Effect of different tax rate of subsidiary in other jurisdiction	(5.13)%	6.44%	(4.85)%
Effect of deferred tax asset allowance	5.85%	(4.13)%	1.56%
Effect of tax holidays	(2.60)%	2.01%	(1.27)%
Effect of income from equity in fund of fund	1.27%	0.16%	2.91%
Effect of true-ups	(0.47)%	3.28%	(0.82)%
Effect of others	0.14%	0.06%	0.10%
	22.73%	(44.16)%	22.64%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday

The aggregate amount and per share effect of the tax holidays (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31,
	(Amount in Thousands Except Shares Data)
	2019	2020	2021	2021
	RMB	RMB	RMB	US$
Aggregate	25,146	11,753	16,422	2,577
Per share effect-basic	0.82	0.38	0.49	0.08
Per share effect-diluted	0.81	0.38	0.49	0.08

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2020	2021	2021
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	2,040	26,271	4,122
Tax loss carry forward	222,615	489,179	76,763
Unrealized other loss	5,150	4,895	768
Provision for impairment of investments	39,389	39,300	6,167
Provision for allowance of credit losses	15,412	45,750	7,179
Others	262	2,323	365
Gross deferred tax assets	284,868	607,718	95,364
Valuation allowance	(60,628)	(271,813)	(42,653)
Net deferred tax assets	224,240	335,905	52,711
Deferred tax liabilities:
Unrealized investment income	45,881	42,276	6,634
Acquired deferred tax liabilities (Note 7)	—	191,858	30,107
Net deferred tax liabilities (after offsetting)	45,881	234,134	36,741

Schedule of movements of valuation allowance of deferred tax assets

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
	(Amount in Thousands)
Balance at beginning of the year	15,651	56,653	60,628
Provided	56,653	24,196	20,275
Addition due to acquisition	—	—	193,826
Write off	(15,651)	(20,221)	(2,916)
Balance at end of the year	56,653	60,628	271,813